INVESTMENT IN BIG RIDGE GOLD CORP.	12 Months Ended
Dec. 31, 2021
INVESTMENT IN BIG RIDGE GOLD CORP.
INVESTMENT IN BIG RIDGE GOLD CORP.

Following completion of the Big Ridge transaction on June 7, 2021, the Company’s common share ownership interest in Big Ridge was approximately 19.8% (Initial Recognition fair value - $2,185,000) and was 11.0% on December 31, 2021 following a dilution event whereby Big Ridge issued 24.4 million flow-through shares as part of a private placement. The fair value of the share position at December 31, 2021 was $3,565,000. In addition to its share ownership interest, the Company considered various qualitative factors including representation rights on Big Ridge’s board of directors in arriving at the determination that significant influence exists, and therefore the Company applies the equity method of accounting.

December 31, 2021
Balance, beginning of period	$-
Acquisition – Initial Recognition on June 7, 2021	2,185
Equity loss	(106)
Dilution event in Q2 2021	(588)
Balance, December 31, 2021	$1,491

The subsequent equity accounting for Big Ridge Gold is based on audited results for the year ended June 30, 2021, and on the unaudited six-month period ended December 31, 2021. The Company’s estimated equity share of Big Ridge’s net loss for the year ended December 31, 2021 was $106,000.

Big Ridge Gold Summarized Statements of Total Comprehensive Loss and Financial Position

A summary of Big Ridge Gold's consolidated statement of other comprehensive loss during the six-months December 31, 2021 is as follows:

Six-month period ended December 31, 2021
Loss before income taxes	$(1,288)
Deferred income tax recovery	-
Net loss for the year	(1,288)
Other comprehensive income	-
Total comprehensive loss	$(1,288)

The assets and liabilities of Big Ridge Gold are summarized in the following table and the December 31, 2021 numbers are taken from Big Ridge Gold’s consolidated financial statements as at December 31, 2021.

December 31, 2021
Current assets	$7,924
Non-current assets	7,794
15,718
Current liabilities	239
Non-current liabilities	321
560
Net assets	$15,158

Reconciliation of Big Ridge Gold’s Net Assets to First Mining’s Carrying value as at December 31, 2021

Balance, December 31, 2020	$-
Initial Recognition on June 9, 2021	12,769
Equity loss (June 9, 2021 to December 31, 2021)	(4,583)
Other increases in equity of Big Ridge Gold	6,972
Balance, December 31, 2021	$15,158
First Mining’s share of net assets	1,667
Dilution event in Q2, 2021	(588)
Incremental fair value of Hope Brook mineral property	412
Carrying value	$1,491